Trade Payables	12 Months Ended
Dec. 31, 2013
Trade Payables
9.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2013	2012
	(Millions of yen)
Notes	¥8,005	¥11,971
Accounts	299,152	313,264

	¥307,157	¥325,235